CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Total	Share Capital	Warrants	Contributed Surplus	Accumulated Deficit	Total Shareholders' Equity	Non-Controlling Interest
Balance at Dec. 31, 2017	$ 67,787,192	$ 77,912,246	$ 461,772	$ 5,285,709	$ (17,829,369)	$ 65,830,358	$ 1,956,834
Balance (shares) at Dec. 31, 2017		106,787,226	9,707,677
Shares issued on stock option exercises (Note 12)	387,727	$ 601,702	$ 0	(213,975)	0	387,727	0
Shares issued on stock option exercises (Note 12) (shares)		458,523
Units issued on prospectus offerings (Note 12)	33,000,000	$ 28,300,000	$ 4,700,000	0	0	33,000,000	0
Units issued on prospectus offerings (Note 12) (shares)		6,000,000	6,000,000
Share issuance costs	(212,269)	$ (212,269)	$ 0	0	0	(212,269)	0
Shares issued on warrant exercises (Note 13)	21,856,623	$ 24,901,302	$ (3,044,679)		0	21,856,623	0
Shares issued on warrant exercises (Note 13) (shares)		8,239,863	(8,239,863)
Warrants expired	0	$ 0	$ (17,093)	17,093	0	0	0
Warrants expired (shares)			(56,050)
Share-based payments (Note 12)	1,954,047	0	$ 0	1,954,047	0	1,954,047	0
Net loss and comprehensive loss	(5,045,420)	0	0	0	(4,908,318)	(4,908,318)	(137,102)
Balance at Mar. 31, 2018	119,727,900	$ 131,502,981	$ 2,100,000	7,042,874	(22,737,687)	117,908,168	1,819,732
Balance (shares) at Mar. 31, 2018		121,485,612	7,411,764
Balance at Dec. 31, 2017	67,787,192	$ 77,912,246	$ 461,772	5,285,709	(17,829,369)	65,830,358	1,956,834
Balance (shares) at Dec. 31, 2017		106,787,226	9,707,677
Balance at Dec. 31, 2018	170,498,322	$ 204,791,733	$ 4,360,000	14,202,536	(52,855,947)	170,498,322	0
Balance (shares) at Dec. 31, 2018		141,443,116	8,411,764
Adoption of IFRS 16 (Note 3)	(199,093)	$ 0	$ 0	0	(199,093)	(199,093)	0
Balance at Dec. 31, 2018	170,299,229	$ 204,791,733	$ 4,360,000	14,202,536	(53,055,040)	170,299,229	0
Balance (shares) at Dec. 31, 2018		141,443,116	8,411,764
Shares issued on stock option exercises (Note 12)	784,608	$ 2,767,633	$ 0	(1,983,025)	0	784,608	0
Shares issued on stock option exercises (Note 12) (shares)		1,418,320
Share issuance costs	(153,227)	$ (153,227)	0	0	0	(153,227)	0
Share-based payments (Note 12)	2,022,614	0	0	2,022,614	0	2,022,614	0
Net loss and comprehensive loss	(3,648,683)	0	0	0	(3,443,532)	(3,443,532)	4,596,849
Balance at Mar. 31, 2019	$ 174,106,541	$ 207,406,139	$ 4,360,000	$ 14,242,125	$ (56,498,572)	$ 169,509,692	$ 4,596,849
Balance (shares) at Mar. 31, 2019		142,861,436	8,411,764